Fair Value Measurements -Schedule of Fair Value Measurements (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 1,563,080,656	$ 1,093,145,451
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	354,168,257	328,915,001
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	194,265,965	163,837,523
Level 1 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	2,463,331	1,018,031
Level 1 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	84,683,125	105,625,358
Level 1 | Self-directed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	72,755,836	58,434,089
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 2 | Self-directed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Level 3 | Self-directed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	0	0
Total
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	354,168,257	328,915,001
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	194,265,965	163,837,523
Total | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	2,463,331	1,018,031
Total | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	84,683,125	105,625,358
Total | Self-directed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	72,755,836	58,434,089
Investments measured at net asset value
EBP, Investment, Fair Value and NAV [Line Items]
Total investments, at fair value	$ 1,208,912,399	$ 764,230,450